S000076294 [Member] Investment Strategy - Bridge Builder Tax Managed Large Cap Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as investment companies that seek to track the performance of securities of large capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase are comparable to those of companies included in the Russell 1000® Index (as of September 30, 2026, companies with capitalizations greater than $1.76 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest up to 20% of its net assets in securities of small- and mid-capitalization companies.
In addition, consistent with its 80% investment policy, the Fund may invest in securities issued by U.S. and foreign entities. The Fund may also invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. Any investment companies that provide exposure to the investment focus suggested by the Fund’s name are counted toward compliance with the Fund’s 80% investment policy. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the information technology sector.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric” and, together with the Fund’s other sub-advisers, the “Sub-advisers”) as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. In this role, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.
Each Sub-adviser (other than Parametric in its role as overlay manager) manages its allocated portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. Parametric, as the overlay manager, then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.
Each Sub-adviser may use its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund’s securities transactions. Parametric seeks to manage the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.
In connection with the construction of the Fund’s portfolio, the Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), ClearBridge Investments, LLC (“ClearBridge”), Parametric, and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser
may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser.
Below is a summary of each Sub-adviser’s principal investment strategies.
Barrow Hanley’s Principal Investment Strategies
Barrow Hanley recommends companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics (e.g., price/earnings, price/book value) while simultaneously delivering an above-market dividend yield.
ClearBridge’s Principal Investment Strategies
ClearBridge recommends investments primarily in equity securities of U.S. companies. ClearBridge typically recommends investments in medium and large capitalization companies but may also recommend investments in small-capitalization companies. ClearBridge may recommend that up to 20% of its allocated portion of the Fund’s assets be invested in the equity securities of foreign issuers, including through ADRs.
In constructing its model portfolio, ClearBridge seeks to provide long-term appreciation of capital with an investment strategy consisting of individual company selection and management of cash reserves. ClearBridge looks to recommend investments among a strong core of growth and value stocks, consisting primarily of blue-chip companies dominant in their industries. ClearBridge may also recommend investments in companies with prospects for sustained earnings growth and/or a cyclical earnings record.
Parametric’s Principal Investment Strategies
In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. This strategy is designed to provide the Fund with similar exposure to the S&P 500® Growth Index and S&P 500® Value Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The criterion for the selection of investments is inclusion within the S&P 500® Growth Index or S&P 500® Value Index.
T. Rowe Price’s Principal Investment Strategies
T. Rowe Price seeks to provide long-term capital appreciation through investments in common stocks of growth companies. In constructing its model portfolio for the Fund, T. Rowe Price generally looks for companies having the following characteristics: above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price will invest primarily in the securities of large-capitalization companies.